Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Stock Issued for Conversion of Notes Payable

During nine months ended October 31, 2015, the holders of our convertible notes elected to convert principal and interest into shares of common stock as detailed below:

Date	Amount Converted	Number of Shares Issued
February 16, 2015	$6,655	2,662
February 16, 2015	77,752	31,101
April 30, 2015	184,000	92,000
June 5, 2015	51,088	25,544
August 1, 2015	101,878	101,878
Total	$421,374	253,185

Date	Amount Converted	Number of Shares Issued
February 7, 2014	$6,000	600,000
February 11, 2014	7,000	700,000
March 3, 2014	9,000	900,000
March 18, 2014	8,000	800,000
March 25, 2014	8,000	800,000
April 15, 2014	8,000	800,000
April 15, 2014	8,000	800,000
May 7, 2014	8,000	800,000
May 7, 2014	5,000	100,000
May 14, 2014	6,329	632,946
May 21, 2014	20,000	400,000
June 12, 2014	50,000	1,000,000
June 17, 2014	20,000	400,000
July 7, 2014	50,000	1,000,000
July 11, 2014	50,000	1,000,000
July 24, 2014	50,000	1,000,000
August 4, 2014	60,000	1,200,000
August 5, 2014	60,000	1,200,000
August 8, 2014	65,000	1,300,000
August 22, 2014	65,000	1,300,000
September 24, 2014	70,000	1,400,000
October 2, 2014	70,000	1,400,000
October 10, 2014	25,000	500,000
October 22, 2014	70,000	1,400,000
November 6, 2014	85,000	1,700,000
November 26, 2014	90,000	1,800,000
December 3, 2014	50,000	1,000,000
December 15, 2014	71,080	1,421,593
January 5, 2014	100,000	2,000,000
January 15, 2015	105,000	2,100,000
Total	$1,299,409	31,454,539

Conversion Date	Number of Shares of Common Stock Issued	Value of Shares
February 6, 2013	490,000	$4,900
March 12, 2013	490,000	4,900
March 20, 2013	590,000	5,900
April 15, 2013	650,000	6,500
May 3, 2013	325,000	3,250
May 17, 2013	370,000	3,700
May 22, 2013	370,000	3,700
June 13, 2013	370,000	3,700
June 14, 2013	400,000	4,000
June 24, 2013	400,000	4,000
August 1, 2013	400,000	4,000
August 13, 2013	800,000	8,000
September 17, 2013	400,000	4,000
October 1, 2013	400,000	4,000
October 25, 2013	500,000	5,000
November 8, 2013	400,000	4,000
December 4, 2013	500,000	5,000
January 7, 2014	1,000,000	10,000
January 24, 2014	500,000	5,000
January 27, 2014	600,000	6,000
Total	9,955,000	$99,550